Collaboration and License Agreements	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Collaboration and License Agreements
7.	Collaboration and License Agreements

Summary of Collaboration Related Revenue

We have recognized revenue from our collaboration and license agreements as follows (in thousands):

	Six Months Ended June 30,
	2012	2013
Novartis:
Recognition of upfront license fee	$53,282	$—
Reimbursement of research and development expense	16,064	—

Novartis total	69,346	—

BMS and Pfizer:
Recognition of research and development services	—	3,094

BMS and Pfizer total	—	3,094

Bayer and Janssen:
Recognition of research and development services	—	2,438

Bayer and Janssen total	—	2,438

Lee’s:
Recognition of research and development services	—	52

Lee’s total	—	52

Daiichi Sankyo:
Recognition of research and development services	—	125

Daiichi Sankyo total	—	125

Total collaboration and license revenue	$69,346	$5,709

Novartis AG (“Novartis”)

In February 2009, we entered into a license agreement with Novartis to develop and commercialize Elinogrel. We estimated the term of our obligation to participate in the Joint Steering Committee and Joint Development Committee (collectively, the “Committees”) to extend through December 31, 2018. In April 2012, we and Novartis agreed to a plan to return all rights to Elinogrel to Portola and to terminate the exclusive worldwide license agreement effective July 1, 2012. In connection with this plan, the expected term of our obligation to participate in the Committees changed from December 31, 2018 to July 1, 2012. The change in term of the obligation to participate in the Committees was accounted for as a change in accounting estimate on a prospective basis effective April 1, 2012. All remaining deferred revenue was recognized as revenue through July 2012, as no further performance obligations remained upon termination. As of the time of termination, no milestones had been achieved and no royalties had been triggered under our agreement with Novartis.

Biogen Idec, Inc. (“Biogen Idec”)

In October 2011, we entered into an exclusive, worldwide license and collaboration agreement with Biogen Idec, under which Portola and Biogen Idec were to jointly develop and commercialize selective, novel oral Syk inhibitors for the treatment of autoimmune and inflammatory diseases.

In November 2012, we elected to exercise our option under our agreement with Biogen Idec to convert the agreement to a fully out-licensed agreement. After such election, we relinquished our right to share profits from sales of products related to PRT2607 and other selective Syk inhibitors, but are entitled to receive royalties from sales of these products by Biogen Idec. We no longer have the responsibility to fund the program under the agreement. The out-licensed agreement now provides for future payments to us of up to approximately $370.0 million based on the occurrence of certain development and regulatory events. As all contingent consideration payments are based solely on the performance of Biogen Idec, the milestone method of accounting will not be applied to such amounts. Biogen Idec has elected to assume all future development work for Syk inhibitors, including the major indications, such as allergic asthma. This agreement will continue in force until either party terminates the agreement pursuant to the agreement or until the expiration of Biogen Idec’s royalty obligations pursuant to the agreement. Biogen Idec may terminate the agreement without cause upon 120 days’ notice. In such event, we would regain all development rights and Biogen Idec would have no further payment obligations pursuant to the agreement.

During the three and six months ended June 30, 2013 and 2012, we recorded a reduction in research and development expense of $164,000 and $494,000, and $2.1 million and $4.8 million, respectively, owed by Biogen Idec to us under the cost-sharing terms of the agreement.

Bristol-Myers Squibb Company (“BMS”) and Pfizer Inc. (“Pfizer”)

In October 2012, we entered into a three-way agreement with BMS and Pfizer to include subjects dosed with apixaban, their jointly owned product candidate, in one of our Phase 2 proof-of-concept studies of Andexanet alfa. We are responsible for the cost of conducting this clinical study. BMS and Pfizer will work closely with us on both development and regulatory aspects of Andexanet alfa in connection with our Phase 2 proof-of-concept studies to the extent such matters relate to apixaban. Pursuant to our agreement with BMS and Pfizer we are obligated to provide research and development services and participate on various committees. We originally estimated the period of performance of our obligations to extend through June 2013. In March 2013, we revised our estimated period of performance to be through July 2013. In June 2013, we revised our estimated period of performance to be through September 2013. The effect of this change in estimate was not significant.

The total consideration under this agreement of $6.0 million is being recognized as revenue on a straight-line basis over the estimated performance period through September 2013.

During the three and six months ended June 30, 2013, we recognized $1.1 million and $3.1 million in collaboration revenue, respectively. During the three and six months ended June 30, 2012 we did not recognize any revenue from the BMS and Pfizer agreement. The deferred revenue balance as of June 30 2013 was $900,000.

Lee’s Pharmaceutical (HK) Ltd (“Lee’s”)

In January 2013, we entered into an agreement with Lee’s to jointly expand our Phase 3 APEX Study of Betrixaban into China. Under the terms of the agreement, Lee’s paid us an upfront and non-refundable fee of $700,000 and will reimburse our costs in connection with the expansion of the APEX study into China. Lee’s will lead this study and the regulatory interactions with China’s State Food and Drug Administration. We granted Lee’s an exclusive option to negotiate for the exclusive commercial rights to Betrixaban in China, which may be exercised by Lee’s for 60 days after it receives the primary data analysis report from the Phase 3 APEX study.

We identified the following deliverables under the agreement with Lee’s: 1) the granting of an exclusive option to negotiate for the exclusive commercial rights to Betrixaban in China, 2) the obligation to manufacture and supply product in support of the APEX study in China, 3) the obligation to participate in a joint working group, and 4) the delivery of the primary data analysis report from the APEX study. We considered the provisions of the multiple-element arrangement guidance in determining how to recognize the total consideration of the agreement. We determined that none of the deliverables have standalone value and therefore are accounted for as a single unit of accounting with the upfront fee recognized as revenue ratably over the estimated period of performance. Any reimbursements we may receive from Lee’s for the costs we incur in connection with this agreement are expected to be immaterial.

During the three and six months ended June 30, 2013, we recognized $52,000 of collaboration revenue. The deferred revenue balance as of June 30, 2013 was $648,000.

Aciex Therapeutics, Inc. (“Aciex”)

In February 2013, we entered into a license and collaboration agreement with Aciex pursuant to which we granted Aciex an exclusive license to co-develop and co-commercialize PRT2070 and certain related compounds for nonsystemic indications, such as the treatment and prevention of ophthalmological diseases by topical administration and allergic rhinitis by intranasal administration. Under the terms of this risk and cost sharing agreement, Portola and Aciex will each incur and report their own internal research and development costs. Further, third-party related development costs will be shared by Aciex and us 60% and 40%, respectively, until the end of the Phase 2 clinical study, and then equally afterwards. Also, we are entitled to receive either one-half of the profits, if any, generated by future sales of the products developed under the agreement, or royalty payments. Aciex has the primary responsibility for conducting the research and development activities under this agreement. We are obligated to provide assistance in accordance with the agreed upon development plan as well as participate on various committees. We can opt out of our obligation to share in the development costs at various points in time, the timing of which impacts future royalties we may receive based on product sales made by Aciex. All net costs we incur in connection with this agreement will be recognized as research and development expenses. We have not incurred any such costs during the three and six months ended June 30, 2013 related to this agreement.

Bayer Pharma, AG (“Bayer”) and Janssen Pharmaceuticals, Inc. (“Janssen”)

In February 2013, we entered into a three-way agreement with Bayer and Janssen to include subjects dosed with rivaroxaban, their Factor Xa inhibitor product, in one of our Phase 2 proof-of-concept studies of Andexanet alfa. We are responsible for the cost of conducting this clinical study. Under the terms of the agreement, Bayer and Janssen have each provided us with an upfront and non-refundable fee of $2.5 million, for an aggregate fee of $5.0 million. The agreement also provides for additional non-refundable payments to us from Bayer and Janssen of $250,000 each for an aggregate of $500,000 following the delivery of the final written study report of our Phase 2 proof-of-concept studies of Andexanet alfa. Also, we are obligated to participate on a Joint Collaboration Committee (“JCC”) with Bayer and Janssen to oversee the collaboration activities under the agreement.

We identified the following performance deliverables under the agreement: 1) the obligation to provide research and development services, which includes supplying Andexanet alfa and providing a final written report, and 2) the obligation to participate on the JCC. We considered the provisions of the multiple-element arrangement guidance in determining how to recognize the revenue associated with these two deliverables. We have accounted for the research and development services and our participation on the JCC as a single unit of accounting as neither deliverable has standalone value and both obligations will be delivered throughout the estimated period of performance. We originally estimated the period of performance to be through November 2013. In June 2013, we revised our estimated period of performance to be through January 2014. The total consideration under this agreement is being recognized as revenue ratably over the estimated performance period through January 2014. The effect of this change was not significant.

During the three and six months ended June 30, 2013, we recognized $1.3 million and $2.4 million in collaboration revenue, respectively. During the three and six months ended June 30, 2012, we did not recognize any revenue from our Bayer and Janssen agreement. The deferred revenue balance as of June 30, 2013 was $2.6 million.

Daiichi Sankyo, Inc. (“Daiichi Sankyo”)

In June 2013, we entered into an agreement with Daiichi Sankyo to include subjects dosed with edoxaban, Daiichi Sankyo’s Factor Xa inhibitor product, in one of our proof-of-concept studies of Andexanet alfa. We are responsible for the cost of conducting this clinical study. Under the terms of the agreement, Daiichi Sankyo provided us with an upfront fee of $6.0 million. Daiichi Sankyo may terminate the agreement at any time. Should Daiichi Sankyo terminate the agreement prior to the first patient dosing in the clinical trial, it is entitled to a refund of $3.0 million. The total consideration under this agreement of $6.0 million was received in July 2013, although only the non-contingent consideration of $3.0 million was recorded as receivables from collaborations at June 30, 2013. We are obligated to perform preclinical proof-of-concept studies and participate on a JCC with Daiichi Sankyo to oversee the collaboration activities under the agreement.

We identified the following performance deliverables under the agreement: 1) the obligation to provide research and development services, which includes supplying Andexanet alfa and providing a final written report, and 2) the obligation to participate on the JCC. We considered the provisions of the multiple-element arrangement guidance in determining how to recognize the revenue associated with these two deliverables. We have accounted for the research and development services and our participation on the JCC as a single unit of accounting as neither deliverable has standalone value and both obligations will be delivered throughout the estimated period of performance through May 2014. The total non-contingent consideration under this agreement of $3.0 million is being recognized as revenue ratably over the estimated non-contingent performance period through May 2014. The contingent consideration under this agreement of $3.0 million will be recognized after the contingency is resolved over the remaining performance period, which is currently estimated to begin in May 2014 and conclude in October 2014.

During the six months ended June 30, 2013, we recognized $125,000 in collaboration revenue associated with the non-contingent element of the arrangement. The payment due from Daiichi Sankyo of $3.0 million at June 30, 2013 relating to the non-contingent portion of the arrangement was recorded in receivables from collaborations and the unearned portion of the non-contingent upfront fee of $2.9 million was recorded as deferred revenue as of June 30, 2013.

7. Collaboration and License Agreements

Summary of Collaboration Related Revenue

We have recognized revenue from our collaboration and license agreements as follows (in thousands):

	Year Ended December 31,
	2010	2011	2012
Novartis:
Recognition of upfront license fee	$7,692	$7,692	$53,846
Reimbursement of research and development expense	898	1,879	16,238

Novartis total	8,590	9,571	70,084

Merck:
Recognition of upfront license fee	21,429	21,429	–
Reimbursement of research and development expense	5,249	9,973	–

Merck total	26,678	31,402	–

Biogen Idec:
Recognition of upfront license fee	–	37,056	–

Biogen Idec total	–	37,056	–

BMS and Pfizer:
Recognition of research and development services	–	–	1,958

BMS and Pfizer total	–	–	1,958

Total collaboration and license revenue	$35,268	$78,029	$72,042

Novartis Pharma A.G. (“Novartis”)

In February 2009, we entered into an exclusive worldwide license agreement with Novartis to develop and commercialize Elinogrel, which was amended in December 2010 and terminated effective July 1, 2012. Under the terms of the license agreement, Novartis made an upfront cash payment to us of $75.0 million in exchange for an exclusive worldwide license to develop and commercialize Elinogrel. We were eligible to receive additional cash payments totaling up to $505.0 million upon achievement by Novartis of certain development, regulatory and commercialization milestones. We were obligated to participate on a Joint Steering Committee and a Joint Development Committee (collectively, the “Committees”) with Novartis through December 31, 2018, to oversee development activities related to Elinogrel, unless Novartis agreed to disband the Committees at an earlier date. Pursuant to the license agreement, Novartis was obligated to fund development and commercialization expenses for Elinogrel after January 1, 2009, except for the first $18.0 million of Phase 2 clinical trial costs and selected tasks, which we were obligated to fund.

Novartis had the exclusive right to market and sell drugs developed pursuant to the license agreement and was obligated to pay us tiered royalties at specified rates on net sales for each product. Under the license agreement, we had the right to elect to co-fund the development costs for the Phase 3 clinical trial in exchange for higher royalty payments and had the right to co-promote, in the United States, drugs developed pursuant to the license agreement in exchange for compensation for such co-promotion effort (on a fee-for-service basis).

We identified the following performance obligations under the license agreement with Novartis: 1) the transfer of intellectual property rights (license), 2) the obligation to provide certain limited research and development services early during the term of the license agreement and 3) the obligation to participate on the Committees. We accounted for these deliverables in accordance with accounting rules applicable to arrangements entered into prior to January 1, 2011 as a single unit of accounting, as there was no objective and reliable evidence of the fair value of our undelivered performance obligation with respect to participation on the Committees. Consideration under the license agreement consisted of an upfront license fee, milestone payments, research and development funding and royalties (if and when commercialization occurs). The amounts we received from Novartis for the upfront license fee and collaborative research efforts are recognized as collaboration revenue on a straight-line basis from the effective date of payment over the remainder of the expected performance period. Royalties on net sales will generally be recognized when royalty amounts can be reasonably estimated. No milestones have been reached since the inception of the Novartis agreement.

We estimated the term of our obligation to participate in the Committees to extend through December 31, 2018. In April 2012, we and Novartis agreed to a plan to return all rights to Elinogrel to Portola and to terminate the exclusive worldwide license agreement effective July 1, 2012. In connection with this plan, the expected term of our obligation to participate in the Committees changed from December 31, 2018 to July 1, 2012. The change in term of the obligation to participate in the Committees was accounted for as a change in accounting estimate on a prospective basis effective April 1, 2012. The change resulted in a $65.1 million increase in collaboration revenue due to the recognition of all remaining revenue that would have otherwise been recorded over the obligation period through December 31, 2018. Absent this acceleration, the net income for the year ended December 31, 2012 would have been lower by $65.1 million, resulting in a net loss of $53.7 million and net loss per share would have been $3.98 compared to net income per share of $0.00 as reported. As a result of terminating the agreement, all remaining deferred revenue was recognized immediately, as no further performance obligations remained upon termination. As of the time of termination, no milestones had been achieved and no royalties had been triggered under our agreement with Novartis.

Merck & Co., Inc. (“Merck”)

In July 2009, we entered into an exclusive worldwide license agreement with Merck to develop and commercialize Betrixaban, which was terminated effective September 30, 2011. Under the terms of the agreement, Merck made an upfront cash payment to us of $50.0 million in August 2009 in exchange for an exclusive worldwide license to develop and commercialize Betrixaban. We were eligible to receive additional cash payments totaling as much as $420.0 million upon achievement by Merck of certain development, regulatory and commercialization milestones under the agreement.

We identified the following performance obligations under the license agreement with Merck: 1) the transfer of intellectual property rights (license), 2) the obligation to provide certain limited research and development services early during the term of the license agreement and 3) the obligation to participate on the Committees. We accounted for these deliverables in accordance with accounting rules applicable to arrangements entered into prior to January 1, 2011 as a single unit of accounting as there was not objective and reliable evidence of the fair value of our undelivered performance obligation with respect to participation on the Committees. Consideration under the license agreement consisted of an upfront license fee and research and development funding and could have also included milestone payments and royalties (if certain development and commercialization events occurred). Amounts received by us from Merck for the upfront license fee and collaborative research efforts were recognized as collaboration revenue on a straight-line basis from the date of payment over the remainder of the expected performance period.

In March 2011, we and Merck agreed to a plan to return all rights to Betrixaban to Portola and to terminate the exclusive worldwide license agreement effective September 2011. As a result of the termination of the agreement, all remaining deferred revenue was recognized immediately, as no further performance obligations remained upon termination. As of the time of termination, no milestones had been achieved and no royalties had been triggered under our agreement with Merck.

Biogen Idec, Inc. (“Biogen Idec”)

In October 2011, we entered into an exclusive, worldwide license and collaboration agreement with Biogen Idec, which was subsequently converted by its terms into a fully out-licensed agreement, under which Portola and Biogen Idec were to jointly develop and commercialize highly selective, novel oral Syk inhibitors for the treatment of autoimmune and inflammatory diseases, including rheumatoid arthritis, allergic asthma and systemic lupus erythematosus.

We led the initial development effort for the Syk inhibitor program until commencement of the first Phase 2 clinical trial in late 2012. At that time, Biogen Idec assumed responsibility to lead the global development and commercialization efforts in major indications such as rheumatoid arthritis and allergic asthma. We had the option to elect to lead U.S. development and commercialization efforts for select smaller indications as well as discovery efforts for follow-on Syk inhibitors and retained an option to co-promote the drug alongside Biogen Idec in the United States in major indications. On a product-by-product basis, we had and exercised an option to opt out of our co-funding obligation of the development of such product. Pursuant to this option, we also relinquished our right to share profits from sales of such product(s), but are entitled to receive royalties from Biogen Idec’s sales of these products.

Under the terms of the agreement, Biogen Idec provided us with a non-refundable upfront cash license fee of $36.0 million and paid $9.0 million for the purchase of 636,042 shares of our Series 1 convertible preferred stock at a premium of $1.1 million above the stock’s estimated fair value. In addition, we estimated that the agreement would provide $22.9 million for the partial reimbursement of certain research and development services and related committee participation and delivery of drug materials. The original agreement also provided for additional payments of up to $508.5 million based on the achievement of certain development and regulatory events. The $508.5 million includes one milestone of $23.0 million for commencement of the first Phase 2 trial which is considered substantive as its achievement is subject to the uncertain outcome of our development efforts over an extended period of time. All remaining payments would be associated with development and regulatory events that would be accomplished primarily based upon the performance of Biogen Idec, specifically, progress of development to Phase 3 clinical trials and filing and approval of drug applications by regulatory authorities in various countries. Accordingly, all other contingent consideration of $485.5 million was to be allocated to the identified performance deliverables when received and recognized when those performance deliverables are completed. If the performance deliverables are fully completed at the time payment is received, such amounts would be recognized upon receipt.

We identified the following four non-contingent performance deliverables under the license agreement: 1) the transfer of intellectual property rights (license), 2) the obligation to provide research and development services, 3) the manufacture of drug material for development purposes, until commencement of the first Phase 2 clinical trial and 4) the obligation to participate on various committees. We have the right to opt out of any committees at any time after November 2013. The agreement states that consideration for the first two deliverables is $36.0 million and $22.9 million, respectively. There was no separate consideration identified in the agreement for the last two deliverables noted above. We are also required to contribute certain materials that we had previously acquired at a cost of approximately $1.0 million to the collaboration for research and development use.

We considered the provisions of the multiple-element arrangement guidance in determining whether the deliverables outlined above have standalone value. We believe that Biogen Idec has research and development expertise with compounds similar to those licensed under the agreement and has the ability to engage other third parties to develop these compounds allowing Biogen Idec to realize the value of the license without receiving any of the remaining deliverables. Additionally, under the agreement, Biogen Idec has the right to sublicense this license to third parties, substantially with all the same rights and responsibilities. Therefore, the research and development services, participation in committee activities and provision of drug materials are deemed to have standalone value as Biogen Idec could negotiate for and/or acquire these from other third parties. Although participation in committee activities and provision of drug materials have standalone value, they will be delivered and utilized as the research and development services are performed and have a similar pattern of performance. These three deliverables are combined as one unit of accounting. There are no rights of return under the agreement.

The upfront license fee of $36.0 million, the premium on the purchase of our Series 1 convertible preferred stock of $1.1 million and research and development expense reimbursements of $22.9 million were allocated to the two separate units of accounting using the relative estimated selling price method.

We developed our best estimates of selling prices for each deliverable in order to allocate the noncontingent arrangement consideration to the two units of accounting. For the license, we used the discounted cash flow method to estimate the price at which we could sell the license on a standalone basis. Embedded in the estimate were significant assumptions regarding probabilities of success during the development process, data regarding the potential customer market for the drug and costs of development and manufacturing and the discount rate. For the combined unit of accounting, we considered the estimated selling price of each deliverable within that unit. That is, for research and development services and committee participation, we estimated selling prices based on personnel and other costs incurred in the delivery of the services, plus an estimated margin on sales of such services on a standalone basis. For the contributed drug materials, we estimated the selling price based on our cost to purchase such materials from our third party supplier.

The arrangement consideration allocated to the license was recognized as collaboration and license revenue upon delivery in 2011. The amount allocated to the research and development services, materials and committee participation unit of accounting is being recognized over our estimated non-cancellable performance period of two years as a reduction to research and development expense. Under the terms of the agreement, we and Biogen Idec jointly shared development responsibilities prior to the conversion of this agreement into a fully out-licensed agreement, as if the two parties to the agreement incurred those costs directly.

Based upon the relative estimated selling prices for the two units of accounting for the year ended December 31, 2011, we recognized collaboration revenue of $37.1 million and recorded a reduction in research and development expense for amounts owed by Biogen Idec to us under the cost-sharing terms of the agreement totaling $734,000.

Under the previous accounting guidance for multiple element arrangements, we would have recognized revenues of approximately $3.4 million from the Biogen Idec arrangement for the year ended December 31, 2011. We would have concluded that all deliverables should be combined into a single unit of accounting in the absence of objective and reliable evidence of fair value of undelivered services and recognized over an estimated performance period through November 2013.

In November 2012, we elected to exercise our option under our agreement with Biogen Idec to convert the agreement to a fully out-licensed agreement. After such election, we relinquished our right to share profits from sales of products related to PRT2607 and other selective Syk inhibitors, but are entitled to receive royalties from sales of these products by Biogen Idec. We no longer have the responsibility to fund the program under the agreement. The out-licensed agreement now provides for future payments to us of up to approximately $370.0 million based on the occurrence of certain development and regulatory events. Biogen Idec has elected to assume all future development work for Syk inhibitors, including the major indications, such as allergic asthma. This agreement will continue in force until either party terminates the agreement pursuant to the agreement or until the expiration of Biogen Idec’s royalty obligations pursuant to the agreement. Biogen Idec may terminate the agreement without cause upon 120 days’ notice. In such event, we would regain all development rights and Biogen Idec would have no further payment obligations pursuant to the agreement.

During the year ended December 31, 2012, we recorded a reduction in research and development expense of $6.5 million owed by Biogen Idec to us under the cost-sharing terms of the agreement.

As of December 31, 2012, the one milestone in the agreement had not been achieved and no royalties had been triggered under this agreement.

Bristol-Myers Squibb Company (“BMS”) and Pfizer Inc. (“Pfizer”)

In October 2012, we entered into a three-way agreement with BMS and Pfizer to include subjects dosed with apixaban, their jointly owned product candidate, in one of our Phase 2 proof-of-concept studies of Andexanet alfa. We are responsible for the cost of conducting this clinical study. BMS and Pfizer will work closely with us on both development and regulatory aspects of Andexanet alfa in connection with our Phase 2 proof-of-concept studies to the extent such matters relate to apixaban. Under the terms of the agreement, we received an upfront non-refundable payment of $2.0 million. We also received an additional non-refundable payment of $4.0 million upon the first dosing of a patient in a clinical trial. These payments represent the full amount of consideration under this agreement. Any costs associated with preclinical studies required by regulatory authorities that are not part of the development plan within the agreement will be funded solely by us. Also, we are obligated to participate on a Joint Collaboration Committee (“JCC”) with BMS and Pfizer to oversee the collaboration activities under the agreement.

We identified the following performance deliverables under the agreement: 1) the obligation to provide research and development services, and 2) the obligation to participate on the JCC. We considered the provisions of the multiple-element arrangement guidance in determining how to recognize the revenue associated with these two deliverables. We have accounted for the research and development services and our participation on the JCC as a single unit of accounting as neither deliverable has standalone value and both obligations will be delivered throughout the estimated period of performance through June 2013.

The total consideration under this agreement of $6.0 million is being recognized as revenue on a straight-line basis over the estimated performance period through June 2013.

In connection with this agreement, we recognized $2.0 million in collaboration revenue for the year ended December 31, 2012. The deferred revenue balance was $4.0 million as of December 31, 2012.